CMG INVESTORS TRUST
                              CMG MONEY MARKET FUND
                              INSTITUTIONAL SHARES
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2003

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
CMG CHAIRMAN'S SEMI-ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

It has been difficult environment to generate significant returns from cash management activities. While a modest economic recovery is underway, the return to sustained growth remains elusive.

The safety of your principal is of paramount importance. As Chairman of the Trust, I want to assure you that the Trust's investments must meet strict investment criteria. There are concentration limits with respect to specific companies and industries. Satisfaction of diversification requirements is certified quarterly through filings with various federal regulators. In addition, the Trust continues to carry the highest possible rating (AAAm) by Standard & Poor's. This rating reflects Standard & Poor's opinion of the safety of investment principal based upon an analysis of the Trusts portfolio credit quality, market price exposure, investment guidelines, investment strategies and management.

On behalf of the Board of Trustees, I want to thank each of you for your continued confidence and support.





Sincerely,

/s/ BERNARD B. BEAL
-------------------
Bernard B. Beal
Chairman

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The period began with the federal funds target rate at 1.75% and with the Federal Reserve having a bias towards lowering interest rates. Signs of slow economic growth caused the Fed to adopt an easing bias at their August meeting and actually two Fed members voted for a rate cut at the September meeting. Finally, the Fed elected to reduce the federal funds target to 1.25% at the November FOMC meeting to help ensure an economic recovery.

Recently, several economic reports continue to paint a picture of an economy that is growing much less than many had hoped. In the fourth quarter, gross domestic product grew at a 1.4% annual rate. Consumer spending, which accounts for more than two thirds of economic growth, grew at a 1.7% annual pace last quarter. This was the weakest pace since the third quarter of 2001. The slowdown was led by a 8.2% drop in spending on durable goods, which was the biggest decline in over 10 years. The drop in consumer spending mirrors the declines that have been seen in recent reports on consumer confidence. In February, consumer confidence continued to decline to 62.5 from 64.8. That was the lowest reading since October of 1993 when the index was at 60.5.

U.S. manufacturing continues to struggle. The Institute of Supply Management's factory index fell to 46.2 in March from 50.5 in February. A reading below 50 means that manufacturing is contracting. This was the first time in 5 months that the index was below 50. Furthermore, this was the lowest reading since November of 2001.

The manufacturing sector of the economy also began to show signs of further deterioration. U.S. manufacturing contracted in October, reflecting a slowdown in production. The manufacturing index of the institute for Supply Management, formerly known as The National Association of Purchasing Management, fell to
49.7 in the month of October. A level below 50 signals a contracting manufacturing sector. Also, the index is down from its recent high of 55.2 in June. Although the manufacturing sector had showed some sign of recovering, with the outlook for demand uncertain, it is likely that businesses will be cautious in rebuilding inventory. Thus, currently, the index is just barely above 50

The labor market continued to deteriorate. In December, the U.S. unemployment rate increased to 6.0%. Also, manufacturing employment has declined for the 32nd straight month. Furthermore, since March of 2001, more than 1.5 million jobs have been lost.

Going forward, the market is uncertain about the current economic outlook. The market has priced in the possibility of another interest cut by the fed, as evidenced by the July 2003 fed funds futures contract's yield of 1.14%.



Cadre Financial Services, Inc.

                              TRUSTEES AND OFFICERS

Chairman / Trustee       Bernard Beal                   Chief Executive Officer
                                                        M.R. Beal and Co.

Trustee                  Adela Cepeda *                 President
                                                        A.C. Advisory, Inc.

Trustee                  Toni Fay                       Senior Advisor
                                                        AOL Time Warner

Trustee                  Jacqueline Hurd-Daniels *      Director of Development
                                                        John Jay College of
                                                        Criminal Justice

Trustee                  Stan Grayson                   Chief Operating Officer
                                                        M.R. Beal and Co.

Trustee                  Mary King                      Consultant


Trustee                  Clifton Miller                 Managing Principal
                                                        Cemetrics, LLC

Trustee                  Scott Pierce *                 Chief Executive Officer
                                                        - Emeritus Prudential
                                                        Asset Management

Trustee                  Antonio R. Riley *             Executive Director
                                                        WHEDA

President                Kevin J. Burke                 Chief Executive Officer
                                                        Cadre Financial
                                                        Services, Inc.

Secretary                Anne G. Gill, Esq.             First Vice President
                                                        Ambac Financial Group,
                                                        Inc.

Assistant Secretary      Fred Jensen, Esq.              Vice President
                                                        Cadre Financial
                                                        Services, Inc.

Assistant Secretary      Jennifer Scheffel, Esq.        Assistant Vice President
                                                        Cadre Financial
                                                        Services, Inc.

Treasurer                Danielle Buell                 First Vice President
                                                        Cadre Financial
                                                        Services, Inc.



                              TEAM OF PROFESSIONALS

Investment Adviser                       Capital Management Group Advisors, LLC
Administrator                            Capital Management Group Advisors, LLC
Sub-Administrator                        Cadre Financial Services, Inc.
Transfer Agent                           Cadre Financial Services, Inc.
Distributor                              Ambac Securities, Inc.
Custodian                                US Bank
Independent Auditors                     KPMG LLP
Legal Counsel                            Schulte, Roth & Zabel LLP

*Audit committee

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------




ASSETS:
Investment in Cadre Institutional Investors Trust
   Money Market Portfolio, at value                                 $10,149,480
Cash                                                                    100,000
Other assets                                                             69,869
                                                                    -----------
          Total Assets                                               10,319,349
                                                                    -----------

LIABILITIES:

Cash received from participant pending
     investment in fund shares                                          100,000
Audit and tax fees payable                                                7,876
Cash management fees payable                                              1,207
                                                                    -----------
          Total Liabilities                                             109,083
                                                                    -----------

          NET ASSETS:                                               $10,210,266
                                                                    ===========

Shares of beneficial interest outstanding
     (unlimited shares authorized)                                   10,210,266
                                                                    ===========

NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                                     $      1.00
                                                                    ===========


NET ASSETS CONSIST OF:
Common Stock, at par value                                          $    10,210
Paid-in capital in excess of par value                               10,200,056
                                                                    -----------
         NET ASSETS                                                 $10,210,266
                                                                    ===========













   The accompanying notes are an integral part of these financial statements.


CMG INVESTORS TRUST
CMG MONEY MARKET FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------



                                                                FOR THE    FOR THE PERIOD DECEMBER 12,
                                                              SIX MONTHS        2001 (COMMENCEMENT
                                                                 ENDED            OF OPERATIONS)
                                                            MARCH 31, 2003           THROUGH
                                                              (UNAUDITED)       SEPTEMBER 30, 2002
                                                           --------------- ---------------------------

INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT MONEY MARKET PORTFOLIO

     Interest                                                 $ 150,722    $  95,719

     Expenses                                                     8,808        4,444
                                                              ---------    ---------
NET INVESTMENT INCOME FROM CIIT                                 141,914       91,275
     MONEY MARKET PORTFOLIO


EXPENSES:
    Administration fees                                           9,404        5,074
    Management fees                                               5,711        3,072
    Transfer agent fees                                           4,702        2,537
    Trustee fees                                                 23,899         --
    Organization costs                                              --        61,766
    Audit and tax fees                                           13,876        6,000
    Legal fees                                                    2,146        2,380
    Liability insurance expense                                   8,976        2,120
    Custodian fees                                                1,020        1,571
    Other expenses                                                1,267          202
                                                              ---------    ---------
              Total expenses                                     71,001       84,722
              Less:  Fee waivers and expense reimbursements     (56,323)     (76,477)
                                                              ---------    ---------
              Net expenses                                       14,678        8,245
                                                              ---------    ---------
NET INVESTMENT INCOME                                         $ 127,236    $  83,030
                                                              =========    =========







   The accompanying notes are an integral part of these financial statements.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                               FOR THE       DECEMBER 21, 2001
                                                          SIX MONTHS ENDED   (COMMENCEMENT OF
                                                              MARCH 31,         OPERATIONS)
                                                                2003              THROUGH
                                                             (UNAUDITED)      SEPTEMBER 30, 2002
                                                          ----------------   ---------------------
OPERATIONS:

     Net investment income                                      $    127,236    $     83,030
                                                                ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                          (127,236)        (83,030)
                                                                ------------    ------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                                   --        25,000,000
     Net asset value of shares issued to shareholders from
         reinvestment of dividends                                   127,236          83,030
     Cost of shares redeemed                                     (15,000,000)           --
                                                                ------------    ------------
         Net (decrease) increase in net assets resulting from
          share transactions                                     (14,872,764)     25,083,030
                                                                ------------    ------------

         Total (decrease) increase in net assets                 (14,872,764)     25,083,030

NET ASSETS:

     Beginning of period                                          25,083,030            --
                                                                ------------    ------------
     End of period                                              $ 10,210,266    $ 25,083,030
                                                                ============    ============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                        --        25,000,000
     Shares issued to shareholders from
         reinvestment of dividends                                   127,236          83,030
     Shares repurchased                                          (15,000,000)           --
                                                                ------------    ------------
          Net (decrease) increase in shares outstanding          (14,872,764)     25,083,030
                                                                ============    ============




   The accompanying notes are an integral part of these financial statements.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

CMG Investors Trust (the "Trust") was organized in December, 2001, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of one series, the CMG Money Market Fund ("the Fund"). The Fund is structured as a multi-class fund and is comprised of two classes of shares - the Institutional Shares and the Advisor Shares. As of March 31, 2003, only the Institutional Shares had commenced operations.

The Fund invests all of its investable assets in the Cadre Institutional Investors Trust - Money Market Portfolio (the "Portfolio"). The Portfolio is a series of the Cadre Institutional Investors Trust that has substantially the same investment objectives, policies and restrictions as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (0.59% at March 31, 2003.) The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

VALUATION OF INVESTMENTS
Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's notes to financial statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more classes in the Trust are allocated in proportion to the net assets of each class, except where allocation of direct expenses to each class can otherwise be made fairly. Expenses directly attributable to a class are charged to that class.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Capital Management Group Advisors, LLC ("CMG"), whereby CMG provides investment advisory services and administrative services to the Fund. For its services, CMG is paid an annual fee of 0.24% of the Fund's average daily net assets.

CMG has entered into a sub-administration contract with Cadre Financial Services, Inc. ("Cadre") to provide the administrative services to the Fund. For these services, Cadre is paid according to the following schedule:

           -------------------------------------------------- ------------------
                       Average Daily Net Assets                       Rate
           -------------------------------------------------- ------------------
           -------------------------------------------------- ------------------
           0-$250,000,000                                             0.10%
           -------------------------------------------------- ------------------
           -------------------------------------------------- ------------------
           $250,000,001 - $1,000,000,000                             0.075%
           -------------------------------------------------- ------------------
           -------------------------------------------------- ------------------
           Over $1,000,000,000                                        0.05%
           -------------------------------------------------- ------------------

This fee is paid by CMG to Cadre from its inclusive investment advisory and administrative services fee and is not an additional expense incurred by the Fund.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------




The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee based on the Fund's average daily net assets according to the following schedule:

              -------------------------------------------------- ---------------
                          Average Daily Net Assets                       Rate
              -------------------------------------------------- ---------------
              -------------------------------------------------- ---------------
              0-$250,000,000                                              0.05%
              -------------------------------------------------- ---------------
              -------------------------------------------------- ---------------
              $250,000,001 - $1,000,000,000                               0.04%
              -------------------------------------------------- ---------------
              -------------------------------------------------- ---------------
              Over $1,000,000,000                                         0.03%
              -------------------------------------------------- ---------------

Ambac Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Ambac Financial Group, acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of CMG, Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of CMG, Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $250 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $250 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 5 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

CMG voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses exceed 0.25% of the Institutional Shares average daily net assets. During the six months ended March 31, 2003, CMG waived the following fees so that the Fund could meet this expense limitation or reimbursed expenses.

                 ------------- ---------------------------- -------------------------------- -----------------------------
                    Expense              Waived Fees                   Reimbursed Fees                     Total
----------------               ---------------------------- -------------------------------- -----------------------------
----------------               ----------- ---------------- ------------- ------------------ ------------ ----------------
        Fund         Limit       Current      Life to Date     Current       Life to Date       Current      Life to Date
---------------- ------------- ----------- ---------------- ------------- ------------------ ------------ ----------------
---------------- ------------- ----------- ---------------- ------------- ------------------ ------------ ----------------
Institutional
 Shares              0.25%       $ 19,817       $ 30,500       $29,733         $ 95,527        $ 49,550         $ 126,027
---------------- ------------- ----------- ---------------- ------------- ------------------ ------------ ----------------

The Fund has agreed to reimburse CMG for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are less than the expense limitation of 0.25% (annualized) of the average daily net assets. During the six months ended March 31, 2003, there was no reimbursement of waived fees or reimbursed expenses.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:


                                                    FOR THE        FOR THE PERIOD
                                                  SIX MONTHS      DECEMBER 12, 2001
                                                     ENDED          (COMMENCEMENT
                                                   MARCH 31,         OF OPERATIONS)
                                                     2003             THROUGH
                                                  (UNAUDITED)     SEPTEMBER 30, 2002
                                                 ------------   --------------------
For a share outstanding throughout the period:

Net asset value, beginning of period               $    1.00    $    1.00
                                                   ---------    ---------

Income from investment operations:
     Net investment income (1)                          0.007       0.003

Less dividends:
     Dividends from net investment income              (0.007)     (0.003)
                                                   ---------    ---------

Net asset value, end of period                     $    1.00    $    1.00
                                                   =========    =========


Ratio/Supplemental Data:
Total return                                            0.65%**     0.33%**
Net assets, end of period (000's)

Ratio to average net assets:
  Net investment income                                 1.36%*      1.64%*
  Operating expenses including waiver                   0.25%*      0.25%*
  Operating expenses excluding waiver                   0.85%*      0.54%*



(1) Net investment income per share before waiver of fees by the Investment Advisor was $0.0068 and $0.0033 for the periods ended March 31, 2003 and September 30, 2002.

*- Annualized
**- Unannualized

                       CADRE INSTITUTIONAL INVESTORS TRUST
                             MONEY MARKET PORTFOLIO
                              FINANCIAL STATEMENTS
                                 MARCH 31, 2003



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     YIELD TO
                                                    RESET DATE
   PRINCIPAL                                        OR MATURITY
    AMOUNT             DESCRIPTION                    ON DATE           VALUE
(IN THOUSANDS)        MATURITY DATE                 OF PURCHASE        (NOTE 2)
--------------        -------------                 -----------        --------

COMMERCIAL PAPER - 65.2%

$   50,000       AIG Funding Inc.                       1.22%       $49,890,000
                 June 6, 2003

    50,000       American Express Credit Corp.          1.28         49,963,250
                 April 22, 2003

    30,000       Archer Daniels Midland Co.             1.27         29,978,125
                 April 22, 2003

    25,000       Ciesco LP                              1.28         24,992,125
                 April 10, 2003

    25,000       Citicorp                               1.30         24,992,889
                 April 9, 2003

    50,000       Citicorp                               1.28         49,937,000
                 May 7, 2003

    45,000       Clipper Receivables Corp.              1.23         44,984,875
                 April 11, 2003

    30,000       Clipper Receivables Corp.              1.29         29,946,025
                 May 22, 2003

    20,000       CommoLoCo Inc. (Am. Gen. Fin.)         1.24         19,974,244
                 May 9, 2003

    38,022       Enterprise Funding Corp.               1.20         37,970,903
                 May 12, 2003

    18,439       Enterprise Funding Corp.               1.18         18,396,816
                 June 11, 2003

    50,000       FCAR Owner Trust Series 1              1.28         49,910,750
                 May 22, 2003


   The accompanying notes are an integral part of these financial statements.


                                      -12-



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     YIELD TO
                                                    RESET DATE
   PRINCIPAL                                        OR MATURITY
    AMOUNT             DESCRIPTION                    ON DATE           VALUE
(IN THOUSANDS)        MATURITY DATE                 OF PURCHASE        (NOTE 2)
--------------        -------------                 -----------        --------

COMMERCIAL PAPER - (CONTINUED)

$   40,000       GE Capital Services, Inc.              1.27%       $39,881,944
                 June 25, 2003

    50,000       Goldman Sachs Group Inc.               1.28         49,909,000
                 May 23, 2003

    35,000       Greenwich Funding Corp.                1.28         34,996,325
                 April 4, 2003

    30,000       Greenwich Funding Corp.                1.27         29,960,417
                 May 9, 2003

    50,000       MINT A-1+/P-1                          1.29         49,874,764
                 June 11, 2003

    15,000       MINT A-1+/P-1                          1.29         14,955,550
                 June 24, 2003

    40,000       Morgan Stanley Dean Witter Discover    1.28         39,987,400
                 April 10, 2003

    25,000       Morgan Stanley Dean Witter Discover    1.27         24,950,521
                 May 28, 2003

    50,000       New Center Asset Funding               1.28         49,875,750
                 June 11, 2003

    50,000       San Paolo US Financial Co.             1.22         49,940,000
                 May 7, 2003

    15,000       State Street Boston Corp.              1.42         15,000,000
                 April 1, 2003

    50,000       State Street Boston Corp.              1.26         49,939,722
                 May 6, 2003


   The accompanying notes are an integral part of these financial statements.





                                      -13-


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     YIELD TO
                                                    RESET DATE
   PRINCIPAL                                        OR MATURITY
    AMOUNT             DESCRIPTION                    ON DATE           VALUE
(IN THOUSANDS)        MATURITY DATE                 OF PURCHASE        (NOTE 2)
--------------        -------------                 -----------        --------

COMMERCIAL PAPER - (CONTINUED)

$   10,000       Stellar Funding Group                  1.37%       $10,000,000
                 April 1, 2003

    15,693       Stellar Funding Group                  1.32         15,691,300
                 April 4, 2003

    24,450       Triple-A One Funding Corp.             1.40         24,450,000
                 April 1, 2003

    64,000       UBS Finance (DE) Inc.                  1.29         63,981,938
                 April 9, 2003

    50,000       Variable Funding Capital Corp.         1.27         49,982,639
                 April 11, 2003

    25,000       Verizon Network Funding                1.29         24,957,667
                 May 19, 2003

    24,700       Verizon Network Funding                1.24         24,638,895
                 June 13, 2003

    25,000       Verizon Network Funding                1.24         24,929,680
                                                                    -----------
                 June 23, 2003

                 Total Commercial Paper                           1,118,840,514
                 (amortized cost $1,118,840,514)


FLOATING RATE COMMERCIAL PAPER  -  2.3%

    40,000       Salomon Smith Barney Holdings          1.28         40,000,000
                 Monthly reset
                 April 22, 2003
                                                                  -------------
                                                                     40,000,000
                                                                  -------------



   The accompanying notes are an integral part of these financial statements.



                                      -14-



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     YIELD TO
                                                    RESET DATE
   PRINCIPAL                                        OR MATURITY
    AMOUNT             DESCRIPTION                    ON DATE           VALUE
(IN THOUSANDS)        MATURITY DATE                 OF PURCHASE        (NOTE 2)
--------------        -------------                 -----------        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.2%

$   26,684       Federal Farm Credit Bank               2.37%      $ 26,634,560
                 April 30, 2003

    30,000       Federal Home Loan Bank                 1.26         29,991,733
                 April 9, 2003

    99,791       Federal Home Loan Bank                 1.37         99,716,447
                 April 21, 2003

    35,090       Federal Home Loan Bank                 2.37         35,036,195
                 April 25, 2003

    18,622       Federal Home Loan Bank                 2.51         18,574,235
                 May 9, 2003

    24,000       Federal Home Loan Bank                 2.06         24,000,000
                 July 2, 2003

    15,583       Federal Home Loan Bank                 1.24         15,515,933
                 August 6, 2003

    50,000       Federal National Mortgage Assoc.       1.25         49,974,375
                 April 16, 2003

    30,000       Federal National Mortgage Assoc.       1.25         29,956,104
                 May 14, 2003

    23,000       Federal National Mortgage Assoc.       2.08         22,887,722
                 June 27, 2003

    50,000       Federal National Mortgage Assoc.       1.26         49,759,125
                 August 20, 2003





   The accompanying notes are an integral part of these financial statements.


                                      -15-



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     YIELD TO
                                                    RESET DATE
   PRINCIPAL                                        OR MATURITY
    AMOUNT             DESCRIPTION                    ON DATE           VALUE
(IN THOUSANDS)        MATURITY DATE                 OF PURCHASE        (NOTE 2)
--------------        -------------                 -----------        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - Continued

$   83,450       Federal Farm Credit Bank               2.37%      $ 83,042,941
                                                                   ------------
                 August 22, 2003

                 Total U.S. Government Agency
                 Obligations                                        485,089,370
                                                                   ------------
                 (amortized cost $485,089,370)

REPURCHASE AGREEMENTS - 4.3%

     3,601       Repurchase Agreement with              1.34          3,601,000
                 Goldman Sachs, 1.32%, due April
                 1, 2003, with proceeds at maturity
                 of $3,601,132 (collateralized by a
                 Government National Mortgage
                 Association Pool, with a market
                 value of $3,673,021)

    70,000       Repurchase Agreement with Societe      1.37         70,000,000
                 Generale, 1.35%, due April 1, 2003,
                 with proceeds at maturity of
                 $70,002,625 (collateralized by various
                 Government National Mortgage
                 Association Pools, with a market
                 value of $71,260,167 and a U.S.
                 Treasury Note, with a market value
                 of $79,916)

                                                                   -------------
                 Total Repurchase Agreements                         73,601,000
                                                                   -------------
                 (amortized cost $73,601,000)

                 Total Investments - 100.0%                      $1,717,530,884
                 (amortized cost $1,717,530,884)

                 Liabilities in excess of other assets - 0.0%           (42,515)
                                                                 --------------

                 Net Assets - 100.0%                             $1,717,488,369
                                                                 ==============





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:

Investments, at value
      Commercial Paper                                            $1,118,840,514
      Floating Rate Commercial Paper                                  40,000,000
      U.S. Government Agency Obligations                             485,089,370
      Repurchase Agreements                                           73,601,000
                                                                  --------------
          Total Investments, at value                              1,717,530,884
Cash                                                                         799
Interest receivable                                                      136,284
Prepaid expenses                                                          10,150
                                                                  --------------
          Total Assets                                             1,717,678,117
                                                                  --------------






LIABILITIES:

Investment advisory fees payable                                         120,576
Accrued trustees' fees and expenses                                       21,503
Other accrued expenses                                                    47,669
                                                                  --------------
          Total Liabilities                                              189,748
                                                                  --------------

NET ASSETS                                                        $1,717,488,369
                                                                  ==============












   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                     FOR THE
                                                       SIX
                                                      MONTHS         FOR THE
                                                       ENDED           YEAR
                                                      MARCH 31,        ENDED
                                                        2003       SEPTEMBER 30,
                                                     (UNAUDITED)        2002
                                                   -------------   -------------


INVESTMENT INCOME:

     Interest                                        $13,259,252     $37,531,552


EXPENSES:


     Investment advisory fees                            681,627       1,396,350
     Custodian fees                                       30,722          55,234
     Accrued trustees' fees and expenses                  28,180          58,377
     Audit fees                                           16,549          25,450
     Legal fees                                           21,369          21,976
     Other expenses                                       26,179          37,897
                                                     -----------     -----------
          Net expenses                                   804,626       1,595,284
                                                     -----------     -----------
     NET INVESTMENT INCOME                           $12,454,626     $35,936,268
                                                     ===========     ===========










   The accompanying notes are an integral part of these financial statements.



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                     FOR THE                                                                             FOR THE
                                       SIX                                                        FOR THE                 PERIOD
                                      MONTHS             FOR THE YEAR ENDED SEPT. 30,             ELEVEN                  MAY 3,
                                      ENDED         --------------------------------------        MONTHS                 1999 ***
                                    MARCH 31,                                                     ENDED                  THROUGH
                                       2003                                                    SEPTEMBER 30,           OCTOBER 31,
                                   (UNAUDITED)             2002                 2001               2000                   1999
                               ---------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income          $     12,454,626     $     35,936,268    $     55,776,099     $     40,882,776     $      4,976,187
                               ----------------     ----------------    ----------------     ----------------     ----------------




SHARE TRANSACTIONS:

Contributions                    11,853,761,131       21,009,192,889      14,570,843,742       10,194,540,639        1,913,721,258
Withdrawals                     (11,742,785,115)     (21,031,138,151)    (13,763,332,196)     (10,227,164,851)      (1,210,176,933)
                               ----------------     ----------------    ----------------     ----------------     ----------------
  Net increase (decrease)
  in net assets resulting
  from beneficial interest
  transactions                      110,976,016          (21,945,262)        807,511,546          (32,624,212)         703,544,325
                               ----------------     ----------------    ----------------     ----------------     ----------------

Total increase in net assets
                                    123,430,642           13,991,006         863,287,645            8,258,564          708,520,512

NET ASSETS:

Beginning of period               1,594,057,727        1,580,066,721         716,779,076          708,520,512                    0
                               ----------------     ----------------    ----------------     ----------------     ----------------
End of period                  $  1,717,488,369     $  1,594,057,727    $  1,580,066,721     $    716,779,076     $    708,520,512
                               ================     ================    ================     ================     ================

----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights:

Ratio to average net assets:
     Net expenses                          0.09%*               0.09%               0.10%                0.10%*              0.15%*
     Net investment income                 1.45%*               2.04%               4.82%                6.12%*              5.23%*

      Total Return                         0.73%**              2.07%               5.21%                5.73%               2.53%**

* - Annualized
** - Unannualized
***- Commencement of operations





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

Ambac Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.